Restricted cash (Tables)	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Restricted Cash

Restricted cash consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Bank deposits	2,168	4,877	64.7
Term deposits	1,280	848	11.2
	3,448	5,725	75.9
Restricted cash — current	2,168	4,877	64.7
Restricted cash — non-current	1,280	848	11.2